Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total comprehensive income (loss)		$ 893	$ (263)	$ (610)
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interests		49.99%	49.99%
Total comprehensive income (loss)		$ 121	$ 143	103
Dividends paid to non-controlling interests		$ 148	$ 87	$ 56
Kent Hills wind farm
Disclosure of subsidiaries [line items]
Ownership interests	17.00%	17.00%	17.00%
Kent Hills wind farm | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interests	17.00%
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interests	39.90%		39.90%
Coal facility | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interests		50.00%